General Information (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended						12 Months Ended
		Dec. 12, 2017 CLP ($) $ / shares	Jan. 07, 2016 CLP ($)	Jun. 09, 2015 CLP ($)	Dec. 02, 2011	Mar. 16, 2017	Dec. 29, 2016 CLP ($)	Jun. 30, 2016 CLP ($)	Jan. 29, 2016 CLP ($)	Nov. 26, 2015 CLP ($)	Oct. 23, 2013	Dec. 31, 2017 CLP ($)		Dec. 31, 2017 CLF ( )	Dec. 31, 2016 CLP ($)		Dec. 31, 2015 CLP ($)		Dec. 31, 2017 USD ($)	Dec. 16, 2016 CLP ($)	Dec. 16, 2016 CLF ( )	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 USD ($)	Dec. 23, 2013 CLP ($)
American Depository Share Ratio
Consideration transferred, acquisition-date fair value																				$ 0	545,000			$ 11,254,656
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				$ 7,414,290			$ 2,226,656					$ (7,800,000)	[1]		$ (19,111,686)	[1]	$ 0	[1]
Increase (decrease) through transfers, intangible assets other than goodwill	[2]														$ 5,614,575
Percentage of entity's revenue												28.10%		28.10%	27.10%
Other cash payments to acquire interests in joint ventures, classified as investing activities	[3]											$ 49,312,890			$ 27,043,481		42,163,032
Bebidas del Paraguay S.A [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired																								50.005%
Distribuidora del Paraguay S.A. [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired																								49.959%
Sajonia Brewing Company S.R.L [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired																						51.00%	51.00%
Consideration transferred, acquisition-date fair value																						$ 641,489	$ 1,000,000,000
Los Huemules S.R.L LH [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture						49.9999%
Proportion of ownership interests held by non-controlling interests			49.01%
Vina San Pedro Tarapaca S.A [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired		2.50%
Consideration transferred, acquisition-date fair value		$ 7,800,000
Number of instruments or interests issued or issuable		1,000,000,000
Offering Price Per Share | $ / shares		$ 7.8
Aguas CCU-Nestle Chile S.A. [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary												50.0917%		50.0917%	50.0917%
Embotelladoras Chilenas Unidas S.A. [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary												99.9834%		99.9834%	99.9834%
Compania Industrial Cervecera S.A. [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary												99.9949%		99.9949%	99.9949%
Compania Industrial Cervecera S.A. [Member] | Los Huemules S.R.L LH [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture				50.99%		50.0001%
Percentage of voting equity interests acquired			50.99%
Consideration transferred, acquisition-date fair value			$ 118,092
Promarca Internacional SpA [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary								100.00%				49.9917%		49.9917%	49.9917%
Consideration transferred, acquisition-date fair value												$ 8,199,240
Manantial S.A. [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary									100.00%
Consideration transferred, acquisition-date fair value									$ 19,111,686
Manantial S.A. [Member] | Aguas CCU-Nestle Chile S.A. [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired									48.07%
Proportion of ownership interest in subsidiary									99.08%
Manantial S.A. [Member] | Embotelladoras Chilenas Unidas S.A. [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired									0.92%
Proportion of ownership interests held by non-controlling interests									0.92%
Quinenco S.A. And Heineken Chile Limitada [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture												50.00%		50.00%
Central Cervecera de Colombia S.A.S. [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture												50.00%		50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities												$ 93,643,761		144,729,978,000
Promarca S.A. [Member]
American Depository Share Ratio
Profit (loss) from continuing operations												$ 4,524,117			$ 4,812,696		4,708,318
Distributable Profit Percentage												100.00%		100.00%
New Ecusa S.A. [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture								50.00%
Joint ventures [member]
American Depository Share Ratio
Cash receipts from repayment of advances and loans made to related parties								$ 8,199,240
Joint ventures [member] | Royalty Revenue [Member]
American Depository Share Ratio
Percentage of entity's revenue												100.00%		100.00%
Compania Pisquera Bauza S.A. [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired					49.00%
Profit (loss) from continuing operations																	$ 82,663
Distributable Profit Percentage																	100.00%
Percentage Of Joint Venture Ownership Interest Sold												49.00%							49.00%
Bebidas CCU-PepsiCo SpA [Member]
American Depository Share Ratio
Proportion of ownership interest in joint venture											50.00%
Profit (loss) from continuing operations												$ 1,078,916			1,066,005		$ 802,418
Distributable Profit Percentage												100.00%		100.00%
Bebidas Carozzi CCU SpA. [Member]
American Depository Share Ratio
Percentage of voting equity interests acquired																	50.00%
Profit (loss) from continuing operations												$ 2,278,345			797,268		$ 402,228
Distributable Profit Percentage												100.00%		100.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities										$ 21,846,500
Inversiones Y Rentas S.A. [Member]
American Depository Share Ratio
Subsidiary Interest Ownership Percentage Held By Parent												60.00%		60.00%
Bauza Family [Member]
American Depository Share Ratio
Proportion of ownership interest in subsidiary					51.00%
Blue Moon In Chile [Member]
American Depository Share Ratio
License Renewable Description																	renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years
Coors In Chile [Member]
American Depository Share Ratio
License Renewable Period																	5 years
Coors In Argentina And Colombia [Member]
American Depository Share Ratio
License Renewable Period																	5 years
Crush, Canada Dry in Chile [Member]
American Depository Share Ratio
License Renewable Period																	5 years
Heineken In Bolivia [Member]
American Depository Share Ratio
License Renewable Period																	5 years
Useful lives or amortisation rates, intangible assets other than goodwill																	10 years
Heineken In Chile, Argentina and Uruguay [Member]
American Depository Share Ratio
License Renewable Period																	10 years
Useful lives or amortisation rates, intangible assets other than goodwill																	10 years
Heineken And Miller [Member]
American Depository Share Ratio
License Renewable Period																	5 years
Budweiser In Argentina [Member] | ABI Group [Member]
American Depository Share Ratio
Amounts receivable, related party transactions																			$ 306,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
American Depository Share Ratio
Amounts receivable, related party transactions												$ 400,000
Trademarks [Member]
American Depository Share Ratio
Increase (decrease) through transfers, intangible assets other than goodwill															$ 5,614,575

[1]	In 2017, corresponds to the acquisition of 2.5% of interest in VSPT, through its subsidiary CCU Inversiones S.A. (see Note 1 (6)). In 2016, corresponds to the acquisition of an additional interest in Manantial S.A., through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A. (see Note 1, point (1)).
[2]	See Note 1, letter a).
[3]	Corresponds to payments of commited capital made between 2015 to 2017 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1, letter a)). Finally, In 2015, corresponds to the payment of 50% of the acquisitions of Bebidas Carozzi CCU SpA. (see Note 1, letter d)).